Retirement Benefit Plans - Summary of Net Assets Recognised (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (12,682)	£ (13,894)
Fair value of scheme assets	13,614	13,987
Net defined benefit assets	£ 932	£ 93